Consolidated Statements of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenues from sale of goods and rendering of services	R$ 22,968,885	R$ 18,524,601	R$ 17,148,949
Cost of sales and services	(16,105,657)	(13,596,141)	(12,640,042)
Gross profit	6,863,228	4,928,460	4,508,907
Operating expenses/income	83,332	(1,944,495)	(2,563,431)
Selling expenses	(2,263,688)	(1,815,107)	(1,696,896)
General and administrative expenses	(494,023)	(415,841)	(518,232)
Other operating income	4,036,043	824,286	663,509
Other operating expenses	(1,330,706)	(646,944)	(1,076,730)
Equity in results of affiliated companies	135,706	109,111	64,918
Profit before financial income (expenses) and taxes	6,946,560	2,983,965	1,945,476
Financial income	1,310,514	295,074	643,590
Financial expenses	(2,806,157)	(2,758,701)	(3,166,017)
Profit (loss) before taxes	5,450,917	520,338	(576,951)
Income tax and social contribution	(250,334)	(409,109)	(266,546)
Profit (Loss) from continued operations	5,200,583	111,229	(843,497)
Profit (Loss) from discontinued operations	0	0	(9,561)
Profit (loss) for the year	5,200,583	111,229	(853,058)
Profit (Loss) for the year attributed to:
Controlling interests	5,074,136	10,272	(934,747)
Non-controlling interests	R$ 126,447	R$ 100,957	R$ 81,689
Earnings (loss) per common share - (reais/share)
Basic	R$ 3.69498	R$ 0.00757	R$ (0.68876)
Diluted	R$ 3.69498	R$ 0.00757	R$ (0.68876)